Net Income Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income applicable to controlling interests	$ 283	$ 552
Less: Preferred share dividends	(53)	(66)
Net income applicable to common shares	$ 230	$ 486
Denominator:
Weighted average number of common shares outstanding (shares)	279.9	279.4
Dilutive equity instruments (shares)	1.8	0.3
Weighted average number of common shares outstanding - diluted (shares)	281.7	279.7
Basic net income (loss) per common share (per share)	$ 0.82	$ 1.74
Diluted net income (loss) per common share (per share)	$ 0.82	$ 1.74
Anti-dilutive share options excluded from diluted income per share (shares)	1.7	7.0